FORM N-SAR
                            SEMI-ANNUAL REPORT
                    FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:

   	or fiscal year ending:	12/31/98

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name:	Kemper Investors Life Insurance Company Variable
					                  Annuity  Account C
  	B.	File Number: 811-	2965
  	C.	Telephone Number:	847-550-5500


2.	A.	Street:   1 Kemper Drive
  	B.	City:  Long Grove 	C. State:  IL	 	D. Zip Code:   60049   Zip Ext:0001
  	E.	Foreign Country:		                   	Foreign Postal Code:


3.	Is this the first filing on this form by Registrant? (Y/N)     N


4.	Is this the last filing on this form by Registrant? (Y/N)     N


5.	Is Registrant a small business investment company (SBIC)? (Y/N)     N
  	[If answer is "Y" (Yes), complete only items 89 through 110.]


6.	Is Registrant a unit investment trust (UIT)? (Y/N)     Y
  	[If answer is "Y" (Yes) complete only items 111 through 132.]


7.	A.	Is Registrant a series or multiple portfolio company? (Y/N)
    		[If answer is "N" (No), go to item 8.]

	  B.	How many separate series or portfolios did Registrant have at the end of the period?

                                            									If filing more than one
                                            									Page 48, "X" box:	[  ]

For period ending	   12/31/98
File number 811-	    2965


113.	A.	[/ ]  Trustee Name:
    	B.	[/ ]  City:			              State:		     Zip Code:		    Zip Ext.:
      		[/ ]  Foreign Country:		               		Foreign Postal Code:


113.	A.	[/ ]  Trustee Name:
	    B.	[/ ]  City:			              State:	     	Zip Code:	     Zip Ext.:
      		[/ ]  Foreign Country:	               			Foreign Postal Code:


114.	A.	[/ ]  Principal Underwriter Name:
    	B.	[/ ]  File Number:  8-
    	C.	[/ ]  City:              			State:      	Zip Code:    		Zip Ext.:
      		[/ ]  Foreign Country:		               		Foreign Postal Code:


114.	A.	[/ ]  Principal Underwriter Name:
    	B.	[/ ]  File Number:  8-
	      	[/ ]  City:			              State:	     	Zip Code:    		Zip Ext.:
      		[/ ]  Foreign Country:		               		Foreign Postal Code:


115.	A.	[/ ]  Independent Public Accountant Name:	PricewaterhouseCoopers LLP
    	B.	[/ ]  City:  Chicago		      State:  IL  	Zip Code: 60601	Zip Ext.:
      		[/ ]  Foreign Country:               				Foreign Postal Code:


115.	A.	[/ ]  Independent Public Accountant Name:
    	B.	[/ ]  City:		              	State:	     	Zip Code:		     Zip Ext.:
      		[/ ]  Foreign Country:			               	Foreign Postal Code:

                                             								If filing more than one
                                               						Page 49, "X" box:	[  ]
For period ending	   12/31/98
File number 811-	    2965


116.	Family of investment companies information:
    	A.	[/ ]  Is Registrant part of a family of investment companies? (Y/N) Y
												                                                               Y/N
    	B.	[/ ]  Identify the family in 10 letters:  ZURICHKEMP
		            (NOTE:  In filing this form, use this identification
              consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.	A.	[/ ]  Is Registrant a separate account of an insurance company? (Y/N)
                                                                       	    Y
                                                            												   Y/N
    	If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

    	B.	[/ ]  Variable annuity contracts? (Y/N)			                    		    Y
                                                            												   Y/N

    	C.	[/ ]  Scheduled premium variable life contracts? (Y/N)	       		    N
                                                            												   Y/N

    	D.	[/ ]  Flexible premium variable life contracts? (Y/N)				           N
                                                            												   Y/N

    	E.	[/ ]  Other types of insurance products registered under the
              Securities Act of 1933? (Y/N)							                          N
                                                            												   Y/N

118.	[/ ]	State the number of series existing at the end of the period that
          had	securities registered under the Securities Act of 1933			     1

119.	[/ ]	State the number of new series for which registration statements
          under the	Securities Act of 1933 became effective during the
          period			                                                         0

120.	[/ ]	State the total value of the portfolio securities on the date of
          deposit for the	new series included in item 119
          ($000's omitted)				                                           $  0

121.	[/ ]	State the number of series for which a current prospectus was in
          existence	at the end of the period.		                    					    0

122.	[/ ]	State the number of existing series for which additional units
          were registered	under the Securities Act of 1933 during the
          current period.			                                                0

                                            									If filing more than one
                                            									Page 50, "X" box:	[  ]
For period ending	   12/31/98
File number 811-	    2965


123.	[/ ]  State the total value of the additional units considered in
           answering item 122		($000's omitted)				                   			$


124.	[/ ]  State the total value of units of prior series that were placed
           in the portfolios of	subsequent series during the current period
           (the value of these units is to be	measured on the date they were
           placed in the subsequent series)
         		($000's omitted)				                                       			$


125.	[/ ]  State the total dollar amount of sales loads collected (before
           reallowances to other	brokers or dealers) by Registrant's
           principal underwriter and any underwriter	which is an affiliated
           person of the principal underwriter during the current period
         		solely from the sale of units of all series of Registrant
         		($000's omitted)		                                       					$ 3


126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
     (include the sales loads, if any,	collected on units of a prior series
     placed in the portfolio of a subsequent series.)
   	 ($000's omitted)				                                            				$ 0


127.	List opposite the appropriate description below the number of series
     whose portfolios are	invested primarily (based upon a percentage of NAV)
     in each type of security shown, the	aggregate total assets at market
     value as of a date at or near the end of the current period	of each
     such group of series and the total income distributions made by each
     such group	of series during the current period (excluding distributions of realized gains, if any):

                                					Number of 		Total Assets	 	Total Income
                                  	   Series		     ($000's	   	Distributions
                                					Investing		   omitted)	  ($000's omitted)

A.	U.S. Treasury direct issue                    		$		         	$

B.	U.S. Government agency				                      $	         		$

C.	State and municipal tax-free				                $			         $

D.	Public utility debt					                        $	         		$

E.	Brokers or dealers debt or
	  debt of brokers' or dealers'
   parent				                                   			$         			$

F.	All other corporate intermed.
  	& long term debt		                           			$	         		$

G.	All other corporate short-term debt			          $		         	$

H.	Equity securities of brokers or dealers
  	or parents of brokers or dealers			             $	         		$

I.	Investment company equity
  	securities			                                 		$         			$

J.	All other equity securities	         1		       	$21,984	    	$

K.	Other securities				                           	$	         		$

L.	Total assets of all series of
  	registrant			                        1	       		$21,984	    	$

                                            									If filing more than one
                                            									Page 51, "X" box:	[  ]
For period ending	   12/31/98
File number 811-	    2965


128.	[/ ]  Is the timely payment of principal and interest on any of the
           portfolio securities held	by any of Registrant's series at the
           end of the current period insured or guaranteed	by an entity
           other than the issuer? (Y/N)
										                                                             		___
         		[If answer is "N" (No), go to item 131.]	                 				Y/N


129.	[/ ]  Is the issuer of any instrument covered in item 128 delinquent
           or in default as to	payment of principal or interest at the end
           of the current period? (Y/N)
                                                             												___
         		[If answer is "N" (No). go to item 131.]					                 Y/N


130.	[/ ]  In computations of NAV or offering price per unit, is any part
           of the value attributed	to instruments identified in item 129
           derived from insurance or guarantees? (Y/N)
										                                                             		___
                                                             												Y/N


131.	Total expenses incurred by all series of Registrant during the
     current reporting period	($000's omitted)				                  				$217


132.	[/ ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

    	811-		     811-	     	811-     		811-     		811-
    	811-		     811-		     811-     		811-     		811-
    	811-	     	811-	     	811-		     811-	     	811-
    	811-	     	811-     		811-		     811-	     	811-
    	811-	     	811-	     	811-	     	811-     		811-
    	811-		     811-     		811-		     811-	     	811-
    	811-		     811-	     	811-		     811-	     	811-
    	811-		     811-		     811-		     811-     		811-
    	811-	     	811-		     811-		     811-     		811-

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Long Grove and State of Illinois on February 23, 1999.

                                				KEMPER INVESTORS LIFE INSURANCE COMPANY
                                				VARIABLE ANNUITY ACCOUNT C
                                				(NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)



Witness:	/s/ Frank J. Julian	      	By:	/s/ David S. Jorgensen
       		Frank J. Julian					           David S. Jorgensen
       		Vice President, Associate 		  	Corporate Controller
       		General Counsel and     		     (Name and title of person
       		Assistant Secretary         			signing on behalf of
         (Name and Title)       								registrant, depositor or
                                								trustee)